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                              [LOGO] Nationwide(R)

                                  NATIONWIDE(R)
                                    VARIABLE
                                    ACCOUNT-6

                                  Annual Report
                                       to
                                 Contract Owners
                                December 31, 2002

                        NATIONWIDE LIFE INSURANCE COMPANY
                           HOME OFFICE: COLUMBUS, OHIO

                                APO-3232-12/02

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                                [LOGO] Nationwide

                        NATIONWIDE LIFE INSURANCE COMPANY
                 ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43215-2220

                                     [PHOTO]

                               PRESIDENT'S MESSAGE

We are pleased to bring you the 2002 annual report of the Nationwide Variable Account-6.

Despite coming off a third straight year of disappointment in the equity markets, we believe an optimistic outlook is not unfounded. To state the obvious, time should be in our favor; unbroken bear markets of this duration are highly unusual from a historical perspective. Equity valuations have come down mainly as a result of price contraction rather than earnings contraction. This is highly significant as earnings prospects brighten and comparisons to prior periods become easier. Corporate scandals took their toll in 2002, but the general absence of new revelations of wrongdoing is encouraging. The recent pullback in the U.S. dollar bodes well for export businesses and the improved profit picture this portends. With respect to international tensions and continued anxiety over unspecified terrorist threats, unfolding events and the passage of time are slowly eroding even that uncertain overhang. Finally, there are substantial assets on the sidelines waiting for the "right time" to reenter the equity markets. We don't know the date that will mark the "right time, "but we do know that eventually the bull will resume his run.

Despite tough market conditions and a tepid economic environment, Nationwide Life moves into 2003 a financially strong and viable company. We continue to invest in the development of new investment products and improved service delivery to help you meet your financial planning and retirement savings needs. We sincerely appreciate your business and look forward to a long and mutually rewarding association with you, our valued customer.


                               /s/ Joseph J. Gasper
                           --------------------------
                           Joseph J. Gasper, President
                                February 24, 2003

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How to Read the Annual Report

This annual report is a presentation of the variable account as a whole and only describes the underlying contracts and products of the variable account in general terms. Please note the variable account may have more than one variable product available. Such products may have different underlying mutual funds available from those available in your contract. Therefore, not all funds listed in this report may be available in your contract. Please refer to your most recent account statement for specific information about your investment in the Nationwide Variable Account-6. Rules and regulations of the U.S. Securities and Exchange Commission and recognized conventions of accounting principles generally accepted in the United States of America prescribe the format and content of this report.

We also invite you to call our service center at 1-800-240-5054 if you have questions about your account, or you may access your account using our voice response unit. And, please visit our web-site at www.nwservicecenter.com for additional information about your contract and to learn more about other products and services offered by Nationwide Financial.

The Annual Report has four major financial sections:

Statement of Assets, Liabilities and Contract Owners' Equity

This statement begins on page 6 and lists all of the underlying mutual funds of the variable account, the number of shares owned, the amount paid for the shares and their fair value as of the close of business on December 31, 2002. The mutual funds are listed in alphabetical order. The fair value of the assets changes as the underlying mutual funds change in value. As contract owners make exchange transactions between the funds, the number of shares increases or decreases accordingly. When money is deposited or withdrawn by a contract owner, shares are correspondingly purchased or redeemed. The total fair value of the funds is equal to the Total investments of the variable account.

Accounts receivable, if applicable, represents an asset of the variable account for fund shares purchased by contract owners and reinvested dividend shares added to contract owners' accounts, but not yet added to Total investments. Total investments plus Accounts receivable equal Total assets of the variable account.

Accounts payable, if applicable, is a liability of the variable account for fund shares redeemed by contract owners but not yet deducted from Total investments.

The Accounts receivable and Accounts payable balances are aggregated and presented as a net amount.

Total assets minus Accounts payable equals Contract owners' equity. A summary of Contract owners' equity by fund series may be found on page 19. This summary also includes certain performance measures for each fund series for the periods indicated.

Statements of Operations, Statements of Changes in Contract Owners' Equity

These statements begin on page 8 and present the financial activity of each underlying mutual fund sub-account of the variable account, for the periods indicated.

The Statements of Operations show income and expenses to the variable account from Investment activity for reinvested dividends and capital gain distributions paid by the underlying mutual funds; and expenses included are the mortality, expense and, if applicable, an administration charge, which are assessed through the daily unit value calculation and that represent an expense to the variable account and its contract owners. This statement also shows the realized gain or loss as mutual fund shares are sold, and the change in unrealized gain or loss, which represents the changes in fair value of the underlying fund shares.

The Statements of Changes in Contract Owners' Equity includes Investment activity for income and expenses shown on the Statements of Operations. In addition, the Equity transactions section of this statement illustrates the receipt of purchase payments, as new contracts are sold or additional payments are made to existing contracts. Also presented are deductions from the variable account when the contract owners withdraw money, as well as any contract level charges. The sum of the above two sections represents the Net change in contract owners' equity which, when added to the beginning Contract owners' equity, equals Contract owners' equity at the end of the reporting period.

The Changes in Units section illustrates the number of units purchased and redeemed for each mutual fund sub-account during the period reported.

Notes to Financial Statements, beginning on page 16, provide further disclosures about the variable account and its underlying contract provisions.

                                       5

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                         NATIONWIDE VARIABLE ACCOUNT-6
          STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY
                                December 31, 2002

Assets:

   Investments at fair value:

      Evergreen VAF - Evergreen VA Blue Chip Fund (EvBlCh)
         739,327 shares (cost $5,509,465) ...............................................   $ 4,273,308

      Evergreen VAF - Evergreen VA Capital Growth Fund (EvCapG)
         892,030 shares (cost $12,558,882) ..............................................     9,633,921

      Evergreen VAF - Evergreen VA Equity Index Fund (EvEqIx)
         1,884,371 shares (cost $19,763,655) ............................................    12,907,941

      Evergreen VAF - Evergreen VA Foundation Fund (EvFound)
         7,001,334 shares (cost $102,848,146) ...........................................    80,585,352

      Evergreen VAF - Evergreen VA Fund (EvFund)
         2,093,915 shares (cost $33,120,657) ............................................    19,913,133

      Evergreen VAF - Evergreen VA Global Leaders Fund (EvGloLead)
         1,598,872 shares (cost $22,920,579) ............................................    15,700,924

      Evergreen VAF - Evergreen VA Growth And Income Fund (EvGrInc)
         3,297,801 shares (cost $52,978,737) ............................................    39,111,920

      Evergreen VAF - Evergreen VA International Growth Fund (EvIntGr)
         681,582 shares (cost $7,538,848) ...............................................     5,616,232

      Evergreen VAF - Evergreen VA Masters Fund (EvMasters)
         2,958,762 shares (cost $34,210,577) ............................................    20,208,341

      Evergreen VAF - Evergreen VA Omega Fund (EvOmega)
         3,865,531 shares (cost $78,822,266) ............................................    41,709,084

      Evergreen VAF - Evergreen VA Small Cap Value Fund (EvSmCapV)
         1,617,651 shares (cost $19,208,693) ............................................    17,227,988

      Evergreen VAF - Evergreen VA Special Equity Fund (EvSpEq)
         287,894 shares (cost $2,619,171) ...............................................     2,044,050

      Evergreen VAF - Evergreen VA Strategic Income Fund (EvStratInc)
         2,653,705 shares (cost $26,029,099) ............................................    26,218,609

      Fidelity(R) VIP - High Income Portfolio - Initial Class (FidVIPHI)
         121,724 shares (cost $1,152,559) ...............................................       721,825

      Fidelity(R) VIP - Overseas Portfolio - Initial Class (FidVIPOv)
         75,901 shares (cost $1,537,429) ................................................       833,390

      Fidelity(R) VIP - VIP Overseas Portfolio - Initial Class R (FidVIPOvR)
         3,127 shares (cost $34,134) ....................................................        34,337

      Fidelity(R) VIP II - Asset Manager Portfolio - Initial Class (FidVIPAM)
         131,299 shares (cost $2,029,074) ...............................................      1,674,067

      Fidelity(R) VIP II - Contrafund(R) Portfolio - Initial Class (FidVIPCon)
         129,238 shares (cost $3,134,728) ...............................................      2,339,200

      Fidelity(R) VIP III - Growth Opportunities Portfolio - Initial Class (FidVIPGrOp)
         111,552 shares (cost $2,220,428) ...............................................      1,306,274

      Gartmore GVIT Government Bond Fund - Class I (GVITGvtBd)
         98,003 shares (cost $1,180,498) ................................................      1,203,479

      Gartmore GVIT Money Market Fund - Class I (GVITMyMkt)
         17,728,386 shares (cost $17,728,386) ...........................................     17,728,386
                                                                                            ------------
         Total investments ..............................................................    320,991,761

   Accounts receivable ..................................................................             --
                                                                                            ------------
         Total assets ...................................................................    320,991,761

Accounts payable ........................................................................          9,088
                                                                                            ------------
Contract owners' equity (note 4) ........................................................   $320,982,673
                                                                                            ============

See accompanying notes to financial statements.

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                                        7

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NATIONWIDE VARIABLE ACCOUNT-6
STATEMENTS OF OPERATIONS
Year Ended December 31, 2002

Investment activity:                                       Total         EvBlCh       EvCapG       EvEqIx
                                                       -------------   ----------   ----------   ----------
   Reinvested dividends ............................   $   4,890,456       14,523       37,063      196,208
   Mortality and expense risk charges (note 2)......      (5,166,121)     (69,642)    (143,028)    (219,364)
                                                       -------------   ----------   ----------   ----------
      Net investment income (loss) .................        (275,665)     (55,119)    (105,965)     (23,156)
                                                       -------------   ----------   ----------   ----------

   Proceeds from mutual fund shares sold ...........      81,595,676    1,190,452    1,109,244    2,740,206
   Cost of mutual fund shares sold .................    (100,507,212)  (1,792,835)  (1,625,385)  (4,107,083)
                                                       -------------   ----------   ----------   ----------
      Realized gain (loss) on investments ..........     (18,911,536)    (602,383)    (516,141)  (1,366,877)
   Change in unrealized gain (loss)
      on investments ...............................     (51,144,726)    (690,501)  (2,280,420)  (2,983,286)
                                                       -------------   ----------   ----------   ----------
      Net gain (loss) on investments ...............     (70,056,262)  (1,292,884)  (2,796,561)  (4,350,163)
                                                       -------------   ----------   ----------   ----------
   Reinvested capital gains ........................         603,650           --       41,460           --
                                                       -------------   ----------   ----------   ----------
         Net increase (decrease) in contract owners'
            equity resulting from operations .......   $ (69,728,277)  (1,348,003)  (2,861,066)  (4,373,319)
                                                       =============   ==========   ==========   ==========

Investment activity:                                     EvFound       EvFund      EvGloLead     EvGrInc
                                                       -----------   ----------   ----------   -----------
   Reinvested dividends ............................     1,916,229      162,170      118,862       471,515
   Mortality and expense risk charges (note 2)......    (1,346,243)    (360,090)    (285,583)     (677,759)
                                                       -----------   ----------   ----------   -----------
      Net investment income (loss) .................       569,986     (197,920)    (166,721)     (206,244)
                                                       -----------   ----------   ----------   -----------

   Proceeds from mutual fund shares sold ...........    21,865,684    6,014,569    4,431,089     9,782,131
   Cost of mutual fund shares sold .................   (25,405,071)  (9,391,702)  (4,786,375)  (11,766,309)
                                                       -----------   ----------   ----------   -----------
      Realized gain (loss) on investments ..........    (3,539,387)  (3,377,133)    (355,286)   (1,984,178)
   Change in unrealized gain (loss)
      on investments ...............................    (8,818,009)  (3,502,884)  (4,283,269)   (6,612,286)
                                                       -----------   ----------   ----------   -----------
      Net gain (loss) on investments ...............   (12,357,396)  (6,880,017)  (4,638,555)   (8,596,464)
                                                       -----------   ----------   ----------   -----------
   Reinvested capital gains ........................            --           --           --         2,714
                                                       -----------   ----------   ----------   -----------
         Net increase (decrease) in contract owners'
            equity resulting from operations .......   (11,787,410)  (7,077,937)  (4,805,276)   (8,799,994)
                                                       ===========   ==========   ==========   ===========

Investment activity:                                     EvIntGr      EvMasters     EvOmega      EvSmCapV
                                                       -----------   ----------   -----------   ----------
   Reinvested dividends ............................   $    92,629       14,551            --       24,816
   Mortality and expense risk charges (note 2) .....       (75,156)    (319,960)     (726,596)    (229,406)
                                                       -----------   ----------   -----------   ----------
      Net investment income (loss) .................        17,473     (305,409)     (726,596)    (204,590)
                                                       -----------   ----------   -----------   ----------

   Proceeds from mutual fund shares sold ...........     1,179,509    5,132,730     9,191,533    2,940,825
   Cost of mutual fund shares sold .................    (1,422,883)  (6,928,325)  (13,506,928)  (2,654,614)
                                                       -----------   ----------   -----------   ----------
      Realized gain (loss) on investments ..........      (243,374)  (1,795,595)   (4,315,395)     286,211
   Change in unrealized gain (loss)
      on investments ...............................      (536,130)  (6,711,982)  (11,903,204)  (3,822,403)
                                                       -----------   ----------   -----------   ----------
      Net gain (loss) on investments ...............      (779,504)  (8,507,577)  (16,218,599)  (3,536,192)
                                                       -----------   ----------   -----------   ----------
   Reinvested capital gains ........................            --           --            --      550,867
                                                       -----------   ----------   -----------   ----------
         Net increase (decrease) in contract owners'
            equity resulting from operations .......   $  (762,031)  (8,812,986)  (16,945,195)  (3,189,915)
                                                       ===========   ==========   ===========   ==========

Investment activity:                                    EvSpEq    EvStratInc   FidVIPHI   FidVIPOv
                                                       --------   ----------   --------   --------
   Reinvested dividends ............................         --    1,367,445     83,496      9,918
   Mortality and expense risk charges (note 2) .....    (27,475)    (301,845)   (10,436)   (15,685)
                                                       --------   ----------   --------   --------
      Net investment income (loss) .................    (27,475)   1,065,600     73,060     (5,767)
                                                       --------   ----------   --------   --------

   Proceeds from mutual fund shares sold ...........    148,249    2,223,657    138,103    416,874
   Cost of mutual fund shares sold .................   (213,225)  (2,436,672)  (303,797)  (649,726)
                                                       --------   ----------   --------   --------
      Realized gain (loss) on investments ..........    (64,976)    (213,015)  (165,694)  (232,852)
   Change in unrealized gain (loss)
      on investments ...............................   (558,530)   2,013,722    104,528    (30,812)
                                                       --------   ----------   --------   --------
      Net gain (loss) on investments ...............   (623,506)   1,800,707    (61,166)  (263,664)
                                                       --------   ----------   --------   --------
   Reinvested capital gains ........................         --           --         --         --
                                                       --------   ----------   --------   --------
         Net increase (decrease) in contract owners'
            equity resulting from operations .......   (650,981)   2,866,307     11,894   (269,431)
                                                       ========   ==========   ========   ========

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NATIONWIDE VARIABLE ACCOUNT-6
STATEMENTS OF OPERATIONS, Continued
Year Ended December 31, 2002

Investment activity:                                   FidVIPOvR   FidVIPAM   FidVIPCon   FidVIPGrOp
                                                       ---------   --------   ---------   ----------
   Reinvested dividends ............................     $   --      76,938      25,017      18,390
   Mortality and expense risk charges (note 2)......       (113)    (26,634)    (39,948)    (21,993)
                                                         ------    --------    --------    --------
      Net investment income (loss) .................       (113)     50,304     (14,931)     (3,603)
                                                         ------    --------    --------    --------

   Proceeds from mutual fund shares sold ...........      1,080     343,975     720,697     310,611
   Cost of mutual fund shares sold .................       (978)   (448,285)   (884,150)   (487,149)
                                                         ------    --------    --------    --------
      Realized gain (loss) on investments ..........        102    (104,310)   (163,453)   (176,538)
   Change in unrealized gain (loss)
      on investments ...............................        204    (162,378)   (134,903)   (262,543)
                                                         ------    --------    --------    --------
      Net gain (loss) on investments ...............        306    (266,688)   (298,356)   (439,081)
                                                         ------    --------    --------    --------
   Reinvested capital gains ........................         --          --          --          --
                                                         ------    --------    --------    --------
         Net increase (decrease) in contract owners'
            equity resulting from operations .......     $  193    (216,384)   (313,287)   (442,684)
                                                         ======    ========    ========    ========

Investment activity:                                   GVITGvtBd    GVITMyMkt
                                                       ---------   -----------
   Reinvested dividends ............................      42,176       218,510
   Mortality and expense risk charges (note 2)......     (13,374)     (255,791)
                                                        --------   -----------
      Net investment income (loss) .................      28,802       (37,281)
                                                        --------   -----------

   Proceeds from mutual fund shares sold ...........     779,553    10,934,905
   Cost of mutual fund shares sold .................    (760,815)  (10,934,905)
                                                        --------   -----------

      Realized gain (loss) on investments ..........      18,738            --
   Change in unrealized gain (loss)
      on investments ...............................      30,360            --
                                                        --------   -----------
      Net gain (loss) on investments ...............      49,098            --
                                                        --------   -----------
   Reinvested capital gains ........................       8,609            --
                                                        --------   -----------
         Net increase (decrease) in contract owners'
            equity resulting from operations .......      86,509       (37,281)
                                                        ========   ===========

See accompanying notes to financial statements.

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                                       9

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================================================================================

NATIONWIDE VARIABLE ACCOUNT-6
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY
Years Ended December 31, 2002 and 2001

                                                          Total                      EvBlCh                   EvCapG
                                              ---------------------------   ----------------------   ----------------------
Investment activity:                              2002            2001         2002        2001         2002        2001
                                              -------------   -----------   ----------   ---------   ----------   ---------
   Net investment income (loss) ...........   $    (275,665)   (1,131,348)     (55,119)    (38,654)    (105,965)    (61,339)
   Realized gain (loss) on investments ....     (18,911,536)    1,546,908     (602,383)    (69,476)    (516,141)    (18,324)
   Change in unrealized gain (loss)
      on investments ......................     (51,144,726)  (64,278,771)    (690,501)   (492,980)  (2,280,420)   (692,590)
   Reinvested capital gains ...............         603,650     2,884,843           --          --       41,460      46,255
                                              -------------   -----------   ----------   ---------   ----------   ---------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .......................     (69,728,277)  (60,978,368)  (1,348,003)   (601,110)  (2,861,066)   (725,998)
                                              -------------   -----------   ----------   ---------   ----------   ---------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ............      24,645,410    63,930,012    1,150,278   4,245,664    2,993,209   4,801,734
   Transfers between funds ................              --            --     (238,437)    275,481    1,298,776   4,611,142
   Redemptions (note 3) ...................     (62,897,060)  (47,644,504)    (621,056)   (274,475)  (1,203,628)   (495,694)
   Contingent deferred sales charges
      (note 2) ............................      (1,071,562)   (1,155,484)     (11,303)     (9,783)     (20,487)    (11,579)
   Adjustments to maintain reserves .......          (7,030)       23,581         (200)        (86)        (381)       (192)
                                              -------------   -----------   ----------   ---------   ----------   ---------
         Net equity transactions ..........     (39,330,242)   15,153,605      279,282   4,236,801    3,067,489   8,905,411
                                              -------------   -----------   ----------   ---------   ----------   ---------

Net change in contract owners' equity .....    (109,058,519)  (45,824,763)  (1,068,721)  3,635,691      206,423   8,179,413
Contract owners' equity beginning
   of period ..............................     430,041,192   475,865,955    5,341,833   1,706,142    9,427,140   1,247,727
                                              -------------   -----------   ----------   ---------   ----------   ---------
Contract owners' equity end of period .....   $ 320,982,673   430,041,192    4,273,112   5,341,833    9,633,563   9,427,140
                                              =============   ===========   ==========   =========   ==========   =========


CHANGES IN UNITS:
   Beginning units ........................      33,553,293    31,738,405      718,594     188,699    1,010,266     114,756
                                              -------------   -----------   ----------   ---------   ----------   ---------
   Units purchased ........................       3,610,588     6,446,686       41,843     560,223      415,730     940,309
   Units redeemed .........................      (6,979,063)   (4,631,798)     (12,534)    (30,328)     (74,693)    (44,799)
                                              -------------   -----------   ----------   ---------   ----------   ---------
   Ending units ...........................      30,184,818    33,553,293      747,903     718,594    1,351,303   1,010,266
                                              =============   ===========   ==========   =========   ==========   =========

                                                     EvEqIx
                                              -----------------------
Investment activity:                             2002         2001
                                              ----------   ----------
   Net investment income (loss) ...........      (23,156)     (63,199)
   Realized gain (loss) on investments ....   (1,366,877)    (202,254)
   Change in unrealized gain (loss)
      on investments ......................   (2,983,286)  (2,402,240)
   Reinvested capital gains ...............           --           --
                                              ----------   ----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .......................   (4,373,319)  (2,667,693)
                                              ----------   ----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ............    1,926,619    4,055,736
   Transfers between funds ................     (509,658)     (16,378)
   Redemptions (note 3) ...................   (2,286,306)  (1,573,087)
   Contingent deferred sales charges
      (note 2) ............................      (34,057)     (41,304)
   Adjustments to maintain reserves .......         (314)        (262)
                                              ----------   ----------
         Net equity transactions ..........     (903,716)   2,424,705
                                              ----------   ----------

Net change in contract owners' equity .....   (5,277,035)    (242,988)
Contract owners' equity beginning
   of period ..............................   18,184,469   18,427,457
                                              ----------   ----------
Contract owners' equity end of period .....   12,907,434   18,184,469
                                              ==========   ==========

CHANGES IN UNITS:
   Beginning units ........................    2,053,891    1,806,401
                                              ----------   ----------
   Units purchased ........................      325,751      317,173
   Units redeemed .........................     (472,739)     (69,683)
                                              ----------   ----------
   Ending units ...........................    1,906,903    2,053,891
                                              ==========   ==========

NATIONWIDE VARIABLE ACCOUNT-6
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2002 and 2001

                                                        EvFound                    EvFund                    EvGloLead
                                              --------------------------   ------------------------   -----------------------
Investment activity:                              2002           2001         2002          2001         2002         2001
                                              ------------   -----------   ----------   -----------   ----------   ----------
   Net investment income (loss) ...........   $    569,986       780,824     (197,920)     (532,814)    (166,721)    (262,210)
   Realized gain (loss) on investments ....     (3,539,387)    2,604,274   (3,377,133)   (1,237,402)    (355,286)     140,557
   Change in unrealized gain (loss)
      on investments ......................     (8,818,009)  (17,099,463)  (3,502,884)   (7,090,618)  (4,283,269)  (4,403,165)
   Reinvested capital gains ...............             --            --           --            --           --           --
                                              ------------   -----------   ----------   -----------   ----------   ----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .......................    (11,787,410)  (13,714,365)  (7,077,937)   (8,860,834)  (4,805,276)  (4,524,818)
                                              ------------   -----------   ----------   -----------   ----------   ----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ............      3,129,524    13,046,369      461,688     1,606,517      585,663    2,649,640
   Transfers between funds ................     (6,876,447)   (7,370,357)  (1,677,190)   (2,957,235)  (1,693,117)  (1,175,447)
   Redemptions (note 3) ...................    (16,152,448)  (14,202,397)  (4,155,591)   (4,525,083)  (2,866,432)  (2,295,624)
   Contingent deferred sales charges
      (note 2) ............................       (282,058)     (336,728)     (71,140)     (112,522)     (54,434)     (60,212)
   Adjustments to maintain reserves .......         (1,251)        1,351         (457)       (1,088)        (338)        (830)
                                              ------------   -----------   ----------   -----------   ----------   ----------
         Net equity transactions ..........    (20,182,680)   (8,861,762)  (5,442,690)   (5,989,411)  (4,028,658)    (882,473)
                                              ------------   -----------   ----------   -----------   ----------   ----------

Net change in contract owners' equity .....    (31,970,090)  (22,576,127) (12,520,627)  (14,850,245)  (8,833,934)  (5,407,291)
Contract owners' equity beginning
   of period ..............................    112,556,069   135,132,196   32,432,537    47,282,782   24,533,920   29,941,211
                                              ------------   -----------   ----------   -----------   ----------   ----------
Contract owners' equity end of period .....   $ 80,585,979   112,556,069   19,911,910    32,432,537   15,699,986   24,533,920
                                              ============   ===========   ==========   ===========   ==========   ==========

CHANGES IN UNITS:
   Beginning units ........................      7,795,417     8,436,667    2,360,554     2,787,337    2,059,019    2,144,820
                                              ------------   -----------   ----------   -----------   ----------   ----------
   Units purchased ........................        240,519       981,198       40,465       116,688       56,456      276,763
   Units redeemed .........................     (1,769,882)   (1,622,448)    (511,221)     (543,471)    (439,524)    (362,564)
                                              ------------   -----------   ----------   -----------   ----------   ----------
   Ending units ...........................      6,266,054     7,795,417    1,889,798     2,360,554    1,675,951    2,059,019
                                              ============   ===========   ==========   ===========   ==========   ==========

                                                       EvGrInc
                                              -------------------------
Investment activity:                             2002           2001
                                              -----------   -----------
   Net investment income (loss) ...........      (206,244)     (645,651)
   Realized gain (loss) on investments ....    (1,984,178)      967,672
   Change in unrealized gain (loss)
      on investments ......................    (6,612,286)  (11,223,127)
   Reinvested capital gains ...............         2,714       865,724
                                              -----------   -----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .......................    (8,799,994)  (10,035,382)
                                              -----------   -----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ............     1,400,548     3,224,667
   Transfers between funds ................    (2,510,629)   (4,178,000)
   Redemptions (note 3) ...................    (7,339,004)   (7,001,738)
   Contingent deferred sales charges
      (note 2) ............................      (113,854)     (152,740)
   Adjustments to maintain reserves .......          (759)       (2,209)
                                              -----------   -----------
         Net equity transactions ..........    (8,563,698)   (8,110,020)
                                              -----------   -----------

Net change in contract owners' equity .....   (17,363,692)  (18,145,402)
Contract owners' equity beginning
   of period ..............................    56,473,406    74,618,808
                                              -----------   -----------
Contract owners' equity end of period .....    39,109,714    56,473,406
                                              ===========   ===========

CHANGES IN UNITS:
   Beginning units ........................     3,517,468     4,024,797
                                              -----------   -----------
   Units purchased ........................        98,931       205,651
   Units redeemed .........................      (695,751)     (712,980)
                                              -----------   -----------
   Ending units ...........................     2,920,648     3,517,468
                                              ===========   ===========

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-6
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2002 and 2001

                                                        EvIntGr                  EvMasters                     EvOmega
                                               ------------------------   ------------------------   -------------------------
Investment activity:                               2002         2001         2002         2001           2002          2001
                                               -----------   ----------   -----------   ----------   -----------   -----------
   Net investment income (loss) ............   $    17,473      (40,562)     (305,409)    (431,124)     (726,596)     (959,605)
   Realized gain (loss) on investments .....      (243,374)      43,322    (1,795,595)    (146,465)   (4,315,395)      324,167
   Change in unrealized gain (loss)
      on investments .......................      (536,130)  (1,629,459)   (6,711,982)  (6,387,614)  (11,903,204)  (12,215,158)
   Reinvested capital gains ................            --      118,532            --       78,340            --            --
                                               -----------   ----------   -----------   ----------   -----------   -----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ........................      (762,031)  (1,508,167)   (8,812,986)  (6,886,863)  (16,945,195)  (12,850,596)
                                               -----------   ----------   -----------   ----------   -----------   -----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) .............       321,017    1,062,078       706,880    6,760,557     3,194,416    13,857,961
   Transfers between funds .................       152,808     (380,689)   (2,035,993)    (893,299)   (3,333,015)   (3,626,050)
   Redemptions (note 3) ....................      (724,238)    (503,564)   (3,196,618)  (2,384,549)   (7,364,228)   (5,300,368)
   Contingent deferred sales charges
      (note 2) .............................       (18,980)     (15,577)      (64,993)     (57,574)     (149,524)     (148,660)
   Adjustments to maintain reserves ........             7        9,309          (393)        (953)         (788)       (2,556)
                                               -----------   ----------   -----------   ----------   -----------   -----------
         Net equity transactions ...........      (269,386)     171,557    (4,591,117)   3,424,182    (7,653,139)    4,780,327
                                               -----------   ----------   -----------   ----------   -----------   -----------

Net change in contract owners' equity ......    (1,031,417)  (1,336,610)  (13,404,103)  (3,462,681)  (24,598,334)   (8,070,269)
Contract owners' equity beginning
   of period ...............................     6,646,901    7,983,511    33,611,346   37,074,027    66,304,656    74,374,925
                                               -----------   ----------   -----------   ----------   -----------   -----------
   Contract owners' equity end of period ...   $ 5,615,484    6,646,901    20,207,243   33,611,346    41,706,322    66,304,656
                                               ===========   ==========   ===========   ==========   ===========   ===========

CHANGES IN UNITS:
   Beginning units .........................       686,469      677,450     3,344,850    3,065,779     4,755,745     4,482,536
                                               -----------   ----------   -----------   ----------   -----------   -----------
   Units purchased .........................        59,032       58,548        89,769      500,809       294,781       419,424
   Units redeemed ..........................       (90,230)     (49,529)     (664,504)    (221,738)     (987,143)     (146,215)
                                               -----------   ----------   -----------   ----------   -----------   -----------
   Ending units ............................       655,271      686,469     2,770,115    3,344,850     4,063,383     4,755,745
                                               ===========   ==========   ===========   ==========   ===========   ===========

                                                       EvSmCapV
                                               ------------------------
Investment activity:                               2002         2001
                                               -----------   ----------
   Net investment income (loss) ............   $  (204,590)    (117,694)
   Realized gain (loss) on investments .....       286,211      276,145
   Change in unrealized gain (loss)
      on investments .......................    (3,822,403)     614,140
   Reinvested capital gains ................       550,867    1,441,469
                                               -----------   ----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ........................    (3,189,915)   2,214,060
                                               -----------   ----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) .............     3,393,025    2,119,958
   Transfers between funds .................     4,064,018    2,262,861
   Redemptions (note 3) ....................    (2,042,499)    (727,968)
   Contingent deferred sales charges
      (note 2) .............................       (32,853)     (17,109)
   Adjustments to maintain reserves ........          (507)      31,777
                                               -----------   ----------
         Net equity transactions ...........     5,381,184    3,669,519
                                               -----------   ----------

Net change in contract owners' equity ......     2,191,269    5,883,579
Contract owners' equity beginning
   of period ...............................    15,038,737    9,155,158
                                               -----------   ----------
   Contract owners' equity end of period ...   $17,230,006   15,038,737
                                               ===========   ==========

CHANGES IN UNITS:
   Beginning units .........................     1,015,028      746,227
                                               -----------   ----------
   Units purchased .........................       406,672      321,332
   Units redeemed ..........................       (71,965)     (52,531)
                                               -----------   ----------
   Ending units ............................     1,349,735    1,015,028
                                               ===========   ==========

NATIONWIDE VARIABLE ACCOUNT-6
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2002 and 2001

                                                      EvSpEq                EvStratInc                FidVIPHI
                                              ----------------------   -----------------------   --------------------
Investment activity:                             2002         2001        2002         2001        2002        2001
                                              ----------   ---------   ----------   ----------   --------   ---------
   Net investment income (loss) ...........   $  (27,475)    (18,183)   1,065,600      735,455     73,060     123,835
   Realized gain (loss) on investments ....      (64,976)    (29,471)    (213,015)    (393,333)  (165,694)   (288,677)
   Change in unrealized gain (loss)
      on investments ......................     (558,530)     (8,404)   2,013,722      433,518    104,528      25,327
   Reinvested capital gains ...............           --          --           --           --         --          --
                                              ----------   ---------   ----------   ----------   --------   ---------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .......................     (650,981)    (56,058)   2,866,307      775,640     11,894    (139,515)
                                              ----------   ---------   ----------   ----------   --------   ---------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ............      672,467   1,207,485    3,184,917    1,905,782      4,806       5,546
   Transfers between funds ................      386,890     194,700    5,862,315      (21,188)    (1,311)    (63,922)
   Redemptions (note 3) ...................     (176,933)    (78,613)  (3,044,584)  (1,938,013)  (101,866)   (154,780)
   Contingent deferred sales charges
      (note 2) ............................       (3,431)     (3,837)     (56,403)     (47,485)      (817)     (2,658)
   Adjustments to maintain reserves .......         (220)         34          136         (179)       (11)        (14)
                                              ----------   ---------   ----------   ----------   --------   ---------
         Net equity transactions ..........      878,773   1,319,769    5,946,381     (101,083)   (99,199)   (215,828)
                                              ----------   ---------   ----------   ----------   --------   ---------

Net change in contract owners' equity .....      227,792   1,263,711    8,812,688      674,557    (87,305)   (355,343)
Contract owners' equity beginning
   of period ..............................    1,816,224     552,513   17,405,997   16,731,440    809,098   1,164,441
                                              ----------   ---------   ----------   ----------   --------   ---------
Contract owners' equity end of period .....   $2,044,016   1,816,224   26,218,685   17,405,997    721,793     809,098
                                              ==========   =========   ==========   ==========   ========   =========

CHANGES IN UNITS:
   Beginning units ........................      225,039      62,023    1,558,811    1,568,980     96,341     120,662
                                              ----------   ---------   ----------   ----------   --------   ---------
   Units purchased ........................      145,979     171,670      629,106      362,754        590         632
   Units redeemed .........................      (18,276)     (8,654)    (126,540)    (372,923)   (12,667)    (24,953)
                                              ----------   ---------   ----------   ----------   --------   ---------
   Ending units ...........................      352,742     225,039    2,061,377    1,558,811     84,264      96,341
                                              ==========   =========   ==========   ==========   ========   =========

                                                    FidVIPOv
                                              ----------------------
Investment activity:                             2002        2001
                                              ---------   ----------
   Net investment income (loss) ...........      (5,767)      98,393
   Realized gain (loss) on investments ....    (232,852)    (208,549)
   Change in unrealized gain (loss)
      on investments ......................     (30,812)    (667,026)
   Reinvested capital gains ...............          --      202,438
                                              ---------   ----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .......................    (269,431)    (574,744)
                                              ---------   ----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ............       3,403        5,377
   Transfers between funds ................    (112,390)    (484,209)
   Redemptions (note 3) ...................    (218,125)    (316,377)
   Contingent deferred sales charges
      (note 2) ............................      (2,394)      (5,331)
   Adjustments to maintain reserves .......        (422)         (75)
                                              ---------   ----------
         Net equity transactions ..........    (329,928)    (800,615)
                                              ---------   ----------

Net change in contract owners' equity .....    (599,359)  (1,375,359)
Contract owners' equity beginning
   of period ..............................   1,432,262    2,807,621
                                              ---------   ----------
Contract owners' equity end of period .....     832,903    1,432,262
                                              =========   ==========

CHANGES IN UNITS:
   Beginning units ........................     123,306      187,863
                                              ---------   ----------
   Units purchased ........................         334          437
   Units redeemed .........................     (32,414)     (64,994)
                                              ---------   ----------
   Ending units ...........................      91,226      123,306
                                              =========   ==========

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-6
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2002 and 2001

                                                 FidVIPOvR          FidVIPAM               FidVIPCon              FidVIPGrOp
                                              --------------  ---------------------  ---------------------  ---------------------
                                                2002    2001     2002        2001       2002        2001       2002        2001
                                              -------   ----  ---------   ---------  ---------   ---------  ---------   ---------
Investment activity:
   Net investment income (loss) ............  $  (113)   --      50,304      50,093    (14,931)    (20,396)    (3,603)    (23,189)
   Realized gain (loss) on investments .....      102    --    (104,310)    (50,315)  (163,453)    (14,930)  (176,538)   (158,139)
   Change in unrealized gain (loss)
      on investments .......................      204    --    (162,378)   (137,919)  (134,903)   (612,730)  (262,543)   (280,214)
   Reinvested capital gains ................       --    --          --      28,973         --     101,985         --          --
                                              -------   ---   ---------   ---------  ---------   ---------  ---------   ---------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ........................      193    --    (216,384)   (109,168)  (313,287)   (546,071)  (442,684)   (461,542)
                                              -------   ---   ---------   ---------  ---------   ---------  ---------   ---------
Equity transactions:
   Purchase payments received from
      contract owners (note 3) .............    1,168    --      18,942      46,340     50,211      31,868      1,300         500
   Transfers between funds .................   37,219    --      58,704     495,027   (261,849)    166,470    (22,079)   (105,073)
   Redemptions (note 3) ....................   (4,242)   --    (201,465)   (291,933)  (379,409)   (334,142)  (214,019)   (214,442)
   Contingent deferred sales charges
      (note 2) .............................       --    --      (1,953)     (4,043)    (4,292)     (5,155)    (3,204)     (4,058)
   Adjustments to maintain reserves ........        9    --         (45)        (36)       (81)        (64)      (987)        (85)
                                              -------   ---   ---------   ---------  ---------   ---------  ---------   ---------
         Net equity transactions ...........   34,154    --    (125,817)    245,355   (595,420)   (141,023)  (238,989)   (323,158)
                                              -------   ---   ---------   ---------  ---------   ---------  ---------   ---------

Net change in contract owners' equity ......   34,347    --    (342,201)    136,187   (908,707)   (687,094)  (681,673)   (784,700)
Contract owners' equity beginning
   of period ...............................       --    --   2,016,213   1,880,026  3,247,815   3,934,909  1,986,905   2,771,605
                                              -------   ---   ---------   ---------  ---------   ---------  ---------   ---------
Contract owners' equity end of period ......  $34,347    --   1,674,012   2,016,213  2,339,108   3,247,815  1,305,232   1,986,905
                                              =======   ===   =========   =========  =========   =========  =========   =========

CHANGES IN UNITS:
   Beginning units .........................       --    --     137,134     120,914    219,263     229,838    186,902     219,974
                                              -------   ---   ---------   ---------  ---------   ---------  ---------   ---------
   Units purchased .........................    4,882    --       6,657      21,902      3,618      15,447        153          51
   Units redeemed ..........................     (442)   --     (17,272)     (5,682)   (46,204)    (26,022)   (27,725)    (33,123)
                                              -------   ---   ---------   ---------  ---------   ---------  ---------   ---------
   Ending units ............................    4,440    --     126,519     137,134    176,677     219,263    159,330     186,902
                                              =======   ===   =========   =========  =========   =========  =========   =========

NATIONWIDE VARIABLE ACCOUNT-6
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2002 and 2001

                                                     GVITGvtBd               GVITMyMkt
                                               --------------------   ------------------------
                                                  2002        2001       2002          2001
                                               ----------   -------   -----------   ----------
Investment activity:
   Net investment income (loss) ............   $   28,802    20,841       (37,281)     273,831
   Realized gain (loss) on investments .....       18,738     8,106            --           --
   Change in unrealized gain (loss)
      on investments .......................       30,360    (9,049)           --           --
   Reinvested capital gains ................        8,609     1,127            --           --
                                               ----------   -------   -----------   ----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ........................       86,509    21,025       (37,281)     273,831
                                               ----------   -------   -----------   ----------
Equity transactions:
   Purchase payments received from
      contract owners (note 3) .............       17,325     1,239     1,428,004    3,294,994
   Transfers between funds .................      570,735    84,896     6,840,650   13,181,270
   Redemptions (note 3) ....................     (306,800)  (80,473)  (10,297,569)  (4,951,184)
   Contingent deferred sales charges
      (note 2) .............................         (873)   (1,410)     (144,512)    (117,719)
   Adjustments to maintain reserves ........            5        (1)          (33)     (10,260)
                                               ----------   -------   -----------   ----------
         Net equity transactions ...........      280,392     4,251    (2,173,460)  11,397,101
                                               ----------   -------   -----------   ----------

Net change in contract owners' equity ......      366,901    25,276    (2,210,741)  11,670,932
Contract owners' equity beginning
   of period ...............................      836,574   811,298    19,939,090    8,268,158
                                               ----------   -------   -----------   ----------
Contract owners'equity end of period .......   $1,203,475   836,574    17,728,349   19,939,090
                                               ==========   =======   ===========   ==========

CHANGES IN UNITS:
   Beginning units .........................       61,795    63,371     1,627,401      689,311
                                               ----------   -------   -----------   ----------
   Units purchased .........................       26,106    20,823       723,214    1,154,852
   Units redeemed ..........................       (6,665)  (22,399)     (900,672)    (216,762)
                                               ----------   -------   -----------   ----------
   Ending units ............................       81,236    61,795     1,449,943    1,627,401
                                               ==========   =======   ===========   ==========

See accompanying notes to financial statements.

================================================================================

                          NATIONWIDE VARIABLE ACCOUNT-6
                          NOTES TO FINANCIAL STATEMENTS
                            December 31, 2002 and 2001

(1)  Summary of Significant Accounting Policies

     (a)  Organization and Nature of Operations

          Nationwide Variable Account-6 (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on February 2, 1994. The Account is registered as a unit investment trust under the Investment Company Act of 1940.

          On March 3, 1997, the Company (Depositor) transferred to the Account, 100,000 shares of the Evergreen - VA Omega Growth Fund (formerly Evergreen - VA Aggressive Growth Fund), for which the Account was credited with 100,000 units of the foregoing Evergreen Fund. The value of the units purchased by the Company on March 3, 1997 was $1,000,000.

          On May 1, 1998, the Depositor transferred to the Account, 100,000 shares of the Evergreen - VA Small Cap Equity Income Fund, for which the Account was credited with 100,000 units of the foregoing Evergreen Fund. The value of the units purchased by the Company on May 1, 1998 was $1,000,000.

          On August 17, 1998, the Depositor transferred to the Account, 100,000 shares of the Evergreen -International Growth Fund, for which the Account was credited with 100,000 units of the foregoing Evergreen Fund. The value of the units purchased by the Company on August 17, 1998 was $1,000,000.

          On February 1, 1999, the Depositor transferred to the Account, 400,000 shares of the Evergreen - VA Masters Fund, for which the Account was credited with 400,000 units of the foregoing Evergreen Fund. The value of the units purchased by the Company on February 1, 1999 was $4,000,000.

          The Company offers tax qualified and non-tax qualified Individual Deferred Variable Annuity Contracts through the Account. The primary distribution for the contracts is through banks and other financial institutions.

     (b)  The Contracts

          Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees, are offered for purchase. See note 2 for a discussion of contract expenses.

          With certain exceptions, contract owners in either the accumulation or the payout phase may invest in any of the following funds:

               Portfolios of the Evergreen Variable Annuity Funds (Evergreen
               VAF);
                  Evergreen VAF - Evergreen VA Blue Chip Fund (EvBlCh) Evergreen VAF - Evergreen VA Capital Growth Fund (EvCapG) Evergreen VAF - Evergreen VA Equity Index Fund (EvEqIx) Evergreen VAF - Evergreen VA Foundation Fund (EvFound) Evergreen VAF - Evergreen VA Fund (EvFund)
                  Evergreen VAF - Evergreen VA Global Leaders Fund (EvGloLead) Evergreen VAF - Evergreen VA Growth and Income Fund (EvGrInc) Evergreen VAF - Evergreen VA International Growth Fund (EvIntGr)
                  Evergreen VAF - Evergreen VA Masters Fund (EvMasters) Evergreen VAF - Evergreen VA Omega Fund (EvOmega)
                     (formerly Evergreen - VA Aggressive Growth Fund)
                  Evergreen VAF - Evergreen VA Small Cap Value Fund (EvSmCapV) Evergreen VAF - Evergreen VA Special Equity Fund (EvSpEq) Evergreen VAF - Evergreen VA Strategic Income Fund (EvStratInc)

               Portfolios of the Fidelity(R) Variable Insurance Products Fund (Fidelity(R) VIP);
                  Fidelity(R) VIP - High Income Portfolio - Initial Class (FidVIPHI)
                  Fidelity(R) VIP - Overseas Portfolio - Initial Class
                  (FidVIPOv)
                  Fidelity(R) VIP - VIP Overseas Portfolio - Initial Class R (FidVIPOvR)

               Portfolios of the Fidelity(R) Variable Insurance Products Fund II (Fidelity(R) VIP II);
                  Fidelity(R) VIP II - Asset Manager Portfolio - Initial Class (FidVIPAM)
                  Fidelity(R) VIP II - Contrafund(R) Portfolio - Initial Class (FidVIPCon)

               Portfolio of the Fidelity(R) Variable Insurance Products Fund III (Fidelity(R) VIP III);
                  Fidelity(R) VIP III - Growth Opportunities Portfolio - Initial Class (FidVIPGrOp)

               Portfolios of the Gartmore GVIT (formerly Nationwide(R) Separate Account Trust);
                  Gartmore GVIT Government Bond Fund - Class I (GVITGvtBd) Gartmore GVIT Money Market Fund - Class I (GVITMyMkt)

          At December 31, 2002, contract owners have invested in all of the above funds. The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

          A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

          Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

     (c)  Security Valuation, Transactions and Related Investment Income

          The fair value of the underlying mutual funds is based on the closing net asset value per share at December 31, 2002. The cost of investments sold is determined on the specific identification basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date.

     (d)  Federal Income Taxes

          Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code.

          The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

     (e)  Use of Estimates in the Preparation of Financial Statements

          The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(2) Expenses

     The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is surrendered, the Company will, with certain exceptions, deduct from a contract owners' contract value a contingent deferred sales charge not to exceed 7% of the lesser of purchase payments or the amount surrendered. This charge declines 1% per year to 0% after the purchase payment has been held in the contract for 84 months. No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company.

     The following contract charges are deducted by the Company: a mortality risk charge, an expense risk charge and an administration charge assessed through the daily unit value calculation equal to an annual rate of 0.80%, 0.45% and 0.15%, respectively. No charges are deducted from the initial funding by the Depositor, or from earnings thereon.

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-6
                     NOTES TO FINANCIAL STATEMENTS, Continued

The following table provides mortality and expense risk charges by asset fee rates for the year ended December 31, 2002:

                     Total       EvBlCh     EvCapG      EvEqIx      EvFound
                  ----------   ---------   --------   ----------   ----------
1.30% .........   $   21,993          --         --           --           --
1.40% .........    5,144,128      69,642    143,028      219,364    1,346,243
                  ----------   ---------    -------   ----------   ----------
   Totals .....   $5,166,121      69,642    143,028      219,364    1,346,243
                  ==========   =========   ========   ==========   ==========

                    EvFund     EvGloLead    EvGrInc     EvIntGr     EvMasters
                  ----------   ---------   --------   ----------   ----------
1.40% .........   $  360,090     285,583    677,759       75,156      319,960
                  ----------   ---------   --------   ----------   ----------
   Totals .....   $  360,090     285,583    677,759       75,156      319,960
                  ==========   =========   ========   ==========   ==========

                   EvOmega      EvSmCapV    EvSpEq    EvStratInc    FidVIPHI
                  ----------   ---------   --------   ----------   ----------
1.40% .........   $  726,596     229,406     27,475      301,845       10,436
                  ----------   ---------   --------   ----------   ----------
   Totals .....   $  726,596     229,406     27,475      301,845       10,436
                  ==========   =========   ========   ==========   ==========

                   FidVIPOv    FidVIPOvR   FidVIPAM    FidVIPCon   FidVIPGrOp
                  ----------   ---------   --------   ----------    ---------
1.30% .........   $       --          --         --           --       21,993

1.40% .........       15,685         113     26,634       39,948           --
                  ----------   ---------   --------   ----------   ----------
   Totals .....   $   15,685         113     26,634       39,948       21,993
                  ==========   =========   ========   ==========   ==========

                   GVITGvtBd   GVITMyMkt
                  ----------   ---------
1.40% .........   $   13,374     255,791
                  ----------   ---------
   Totals .....   $   13,374     255,791
                  ==========   =========

(3)  Related Party Transactions

     The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

     Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Account at the direction of the contract owner. For the years ended December 31, 2002 and 2001, total transfers to the Account from the fixed account were $15,741,472 and $48,234,709, respectively, and total transfers from the Account to the fixed account were $22,401,379 and $7,756,272, respectively. Transfers from the Account to the fixed account are included in redemptions, and transfers to the Account from the fixed account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners' Equity.

(4)  Financial Highlights

     The following is a summary of units, unit fair values and contract owners' equity outstanding for variable annuity contracts as of the end of the period indicated, and the contract expense rate, investment income ratio and total returns for each of the periods in the five year period ended December 31, 2002.

                                                        Contract                                         Investment
                                                        Expense                 Unit        Contract       Income         Total
                                                          Rate*     Units    Fair Value  Owners' Equity    Ratio**      Return***
                                                        --------  ---------  ----------  --------------  ----------  ---------------
     Evergreen VAF - Evergreen VA Blue Chip Fund
        2002 .........................................    1.40%     747,903    5.713457     4,273,112      0.30%     -23.14%
        2001 .........................................    1.40%     718,594    7.433729     5,341,833      0.47%     -17.78%
        2000 .........................................    1.40%     188,699    9.041606     1,706,142      0.44%      -9.58% 10/2/00

     Evergreen VAF - Evergreen VA Capital Growth Fund
        2002 .........................................    1.40%   1,351,303    7.129092     9,633,563      0.39%     -23.60%
        2001 .........................................    1.40%   1,010,266    9.331344     9,427,140      0.40%     -14.18%
        2000 .........................................    1.40%     114,756   10.872868     1,247,727      0.00%       8.73% 10/2/00

     Evergreen VAF - Evergreen VA Equity Index Fund
        2002 .........................................    1.40%   1,906,903    6.768794    12,907,434      1.26%     -23.55%
        2001 .........................................    1.40%   2,053,891    8.853668    18,184,469      1.06%     -13.21%
        2000 .........................................    1.40%   1,806,401   10.201199    18,427,456      1.55%     -10.37%
        1999 .........................................    1.40%     439,545   11.381773     5,002,801      0.51%      13.82% 10/1/99

     Evergreen VAF - Evergreen VA Foundation Fund
        2002 .........................................    1.40%   6,266,054   12.860722    80,585,979      1.98%     -10.93%
        2001 .........................................    1.40%   7,795,417   14.438749   112,556,069      2.03%      -9.86%
        2000 .........................................    1.40%   8,436,667   16.017249   135,132,196      1.75%      -6.25%
        1999 .........................................    1.40%   6,659,257   17.085223   113,774,891      2.17%       9.09%
        1998 .........................................    1.40%   4,314,559   15.661734    67,573,475      2.47%       9.08%
      Initial Funding by Depositor
        1998 .........................................      --      100,000   16.299610     1,629,961      2.47%      10.63%

     Evergreen VAF - Evergreen VA Fund
        2002 .........................................    1.40%   1,889,798   10.536528    19,911,910      0.62%     -23.31%
        2001 .........................................    1.40%   2,360,554   13.739375    32,432,537      0.00%     -19.01%
        2000 .........................................    1.40%   2,787,337   16.963425    47,282,782      0.20%     -13.21%
        1999 .........................................    1.40%   2,699,076   19.546002    52,756,145      0.72%      21.31%
        1998 .........................................    1.40%   2,250,317   16.112386    36,257,976      0.00%       4.95%
      Initial Funding by Depositor
        1998 .........................................      --      100,000   16.768642     1,676,864      0.00%       6.44%

     Evergreen VAF - Evergreen VA Global Leaders Fund
        2002 .........................................    1.40%   1,675,951    9.367807    15,699,986      0.59%     -21.38%
        2001 .........................................    1.40%   2,059,019   11.915344    24,533,920      0.40%     -14.65%
        2000 .........................................    1.40%   2,144,820   13.959778    29,941,211      0.57%      -9.97%
        1999 .........................................    1.40%   1,295,796   15.505471    20,091,927      0.55%      22.97%
        1998 .........................................    1.40%     657,343   12.608870     8,288,352      0.85%      17.26%
      Initial Funding by Depositor
        1998 .........................................      --      100,000   12.938210     1,293,821      0.85%      18.92%

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-6
                     NOTES TO FINANCIAL STATEMENTS, Continued

                                                         Contract                                         Investment
                                                         Expense                 Unit        Contract       Income        Total
                                                           Rate*     Units    Fair Value  Owners' Equity    Ratio**     Return***
                                                         --------  ---------  ----------  --------------  ---------  ---------------
Evergreen VAF - Evergreen VA Growth And Income Fund
   2002 ...............................................    1.40%   2,920,648   13.390766    39,109,714      0.99%    -16.60%
   2001 ...............................................    1.40%   3,517,468   16.055130    56,473,406      0.37%    -13.40%
   2000 ...............................................    1.40%   4,024,797   18.539769    74,618,807      0.10%     -1.69%
   1999 ...............................................    1.40%   3,912,045   18.858129    73,773,849      0.43%     16.91%
   1998 ...............................................    1.40%   3,346,944   16.130864    53,989,098      1.08%      3.31%
 Initial Funding by Depositor
   1998 ...............................................      --      100,000   16.787932     1,678,793      1.08%      4.77%

Evergreen VAF - Evergreen VA International Growth Fund
   2002 ...............................................    1.40%     555,271    8.487318     4,712,762      1.49%    -11.72%
   2001 ...............................................    1.40%     586,469    9.614522     5,638,619      0.65%    -19.33%
   2000 ...............................................    1.40%     577,450   11.725942     6,771,145      0.68%     -6.38%
   1999 ...............................................    1.40%     185,519   12.730754     2,361,797      1.56%     36.29%
   1998 ...............................................    1.40%      51,940    9.340809       485,162      0.00%     -6.59% 8/17/98
 Initial Funding by Depositor
   2002 ...............................................      --      100,000    9.027220       902,722      1.49%    -10.47%
   2001 ...............................................      --      100,000   10.082820     1,008,282      0.65%    -16.83%
   2000 ...............................................      --      100,000   12.123657     1,212,366      0.68%     -6.59%
   1999 ...............................................      --      100,000   12.979191     1,297,919      1.56%     38.22%
   1998 ...............................................      --      100,000    9.390000       939,000      0.00%     -6.10% 8/17/98

Evergreen VAF - Evergreen VA Masters Fund
   2002 ...............................................    1.40%   2,370,115    7.235419    17,148,775      0.05%    -27.64%
   2001 ...............................................    1.40%   2,944,850    9.998534    29,444,183      0.01%    -17.02%
   2000 ...............................................    1.40%   2,665,779   12.050025    32,122,704      0.00%     -4.33%
   1999 ...............................................    1.40%   1,095,596   12.595397    13,799,467      0.19%     25.95% 2/1/99
 Initial Funding by Depositor
   2002 ...............................................      --      400,000    7.646170     3,058,468      0.05%    -26.61%
   2001 ...............................................      --      400,000   10.417908     4,167,163      0.01%    -15.84%
   2000 ...............................................      --      400,000   12.378310     4,951,324      0.00%     -2.98%
   1999 ...............................................      --      400,000   12.758280     5,103,312      0.19%     27.58% 2/1/99

Evergreen VAF - Evergreen VA Omega Fund
   2002 ...............................................    1.40%   3,963,383   10.242333    40,594,288      0.00%    -26.43%
   2001 ...............................................    1.40%   4,655,745   13.921378    64,814,386      0.00%    -15.99%
   2000 ...............................................    1.40%   4,382,536   16.571677    72,625,971      0.08%    -13.68%
   1999 ...............................................    1.40%   1,169,600   19.198916    22,455,052      0.00%     45.18%
   1998 ...............................................    1.40%     202,778   13.224364     2,681,610      0.00%     20.54%
 Initial Funding by Depositor
   2002 ...............................................      --      100,000   11.120340     1,112,034      0.00%    -25.38%
   2001 ...............................................      --      100,000   14.902697     1,490,270      0.00%    -14.79%
   2000 ...............................................      --      100,000   17.489542     1,748,954      0.08%    -12.46%
   1999 ...............................................      --      100,000   19.980000     1,998,000      0.00%     47.24%
   1998 ...............................................      --      100,000   13.570000     1,357,000      0.00%     22.25%

                                                        Contract                                         Investment
                                                        Expense                 Unit        Contract       Income          Total
                                                          Rate*     Units    Fair Value  Owners' Equity    Ratio**       Return***
                                                        --------  ---------  ----------  --------------  ----------  --------------
Evergreen VAF - Evergreen VA Small Cap Value Fund
   2002 ..............................................    1.40%   1,249,735   12.701429    15,873,420       0.15%    -13.82%
   2001 ..............................................    1.40%     915,028   14.739002    13,486,600       0.25%     16.45%
   2000 ..............................................    1.40%     646,227   12.206031     7,887,867       1.06%     19.03%
   1999 ..............................................    1.40%     363,224   10.633805     3,862,453       0.97%     10.50%
   1998 ..............................................    1.40%     136,157    9.623143     1,310,258       2.30%     -3.77% 5/1/98
 Initial Funding by Depositor
   2002 ..............................................      --      100,000   13.565860     1,356,586       0.15%    -12.60%
   2001 ..............................................      --      100,000   15.521370     1,552,137       0.25%     22.48%
   2000 ..............................................      --      100,000   12.672915     1,267,292       1.06%     16.41%
   1999 ..............................................      --      100,000   10.886886     1,088,689       0.97%     12.07%
   1998 ..............................................      --      100,000    9.714315       971,432       2.30%     -2.86% 5/1/98

Evergreen VAF - Evergreen VA Special Equity Fund
   2002 ..............................................    1.40%     352,742    5.794650     2,044,016       0.00%    -28.20%
   2001 ..............................................    1.40%     225,039    8.070709     1,816,224       0.00%     -9.40%
   2000 ..............................................    1.40%      62,023    8.908202       552,513       0.00%    -10.92% 10/2/00

Evergreen VAF - Evergreen VA Strategic Income Fund
   2002 ..............................................    1.40%   2,061,377   12.719015    26,218,685       6.27%     13.91%
   2001 ..............................................    1.40%   1,558,811   11.166201    17,405,997       5.71%      4.71%
   2000 ..............................................    1.40%   1,568,980   10.663896    16,731,440      14.28%     -2.07%
   1999 ..............................................    1.40%   1,655,359   10.889649    18,026,278       0.00%      0.21%
   1998 ..............................................    1.40%     926,480   10.866478    10,067,575       6.29%      4.43%
 Initial Funding by Depositor
   1998 ..............................................      --      100,000   11.150478     1,115,048       6.29%      5.91%

Fidelity(R) VIP - High Income Portfolio -
 Initial Class
   2002 ..............................................    1.40%      84,264    8.565854       721,793      10.91%      2.00%
   2001 ..............................................    1.40%      96,341    8.398274       809,098      14.00%    -12.98%
   2000 ..............................................    1.40%     120,662    9.650435     1,164,441       8.20%    -23.55%
   1999 ..............................................    1.40%     159,811   12.623913     2,017,440       9.40%      6.64%
   1998 ..............................................    1.40%     176,458   11.837723     2,088,861       8.01%     -5.67%

Fidelity(R) VIP - Overseas Portfolio -
 Initial Class
   2002 ..............................................    1.40%      91,226    9.130104       832,903       0.88%    -21.40%
   2001 ..............................................    1.40%     123,306   11.615508     1,432,262       6.04%    -22.28%
   2000 ..............................................    1.40%     187,863   14.945049     2,807,622       1.53%    -20.24%
   1999 ..............................................    1.40%     196,404   18.736556     3,679,935       1.35%     40.63%
   1998 ..............................................    1.40%     218,536   13.323057     2,911,568       1.85%     11.17%

Fidelity(R)VIP - VIP Overseas Portfolio -
 Initial Class R
   2002 ..............................................    1.30%       4,440    7.735704        34,347       0.00%    -22.64% 5/1/02

Fidelity(R) VIP II - Asset Manager Portfolio -
 Initial Class
   2002 ..............................................    1.40%     126,519   13.231309     1,674,012       4.17%    -10.01%
   2001 ..............................................    1.40%     137,134   14.702505     2,016,213       3.97%     -5.44%
   2000 ..............................................    1.40%     120,914   15.548451     1,880,025       3.47%     -5.27%
   1999 ..............................................    1.40%     140,624   16.412859     2,308,042       3.19%      9.54%
   1998 ..............................................    1.40%     143,963   14.983855     2,157,121       3.01%     13.44%

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-6
                     NOTES TO FINANCIAL STATEMENTS, Continued

                                                    Contract                                            Investment
                                                    Expense                   Unit         Contract       Income       Total
                                                      Rate*      Units     Fair Value   Owners' Equity   Ratio**     Return***
                                                    --------   ---------   ----------   -------------   ----------   ---------
Fidelity(R) VIP II - Contrafund(R) Portfolio -
   Initial Class
   2002 .........................................     1.40%      176,677    13.239461       2,339,108      0.90%      -10.62%
   2001 .........................................     1.40%      219,263    14.812417       3,247,815      0.80%      -13.48%
   2000 .........................................     1.40%      229,838    17.120362       3,934,910      0.34%       -7.92%
   1999 .........................................     1.40%      193,348    18.593650       3,595,045      0.36%       22.52%
   1998 .........................................     1.40%      138,427    15.176535       2,100,842      0.56%       28.16%

Fidelity(R) VIP III - Growth Opportunities
   Portfolio - Initial Class
   2002 .........................................     1.40%      159,330     8.192003       1,305,232      1.12%      -22.94%
   2001 .........................................     1.40%      186,902    10.630731       1,986,905      0.39%      -15.63%
   2000 .........................................     1.40%      219,974    12.599691       2,771,604      1.30%      -18.22%
   1999 .........................................     1.40%      238,024    15.407270       3,667,300      0.95%        2.81%
   1998 .........................................     1.40%      213,598    14.985852       3,200,948      0.81%       22.87%

Gartmore GVIT Government Bond Fund - Class I
   2002 .........................................     1.40%       81,236    14.814551       1,203,475      4.13%        9.43%
   2001 .........................................     1.40%       61,795    13.537897         836,574      3.43%        5.75%
   2000 .........................................     1.40%       63,371    12.802365         811,299      5.65%       10.97%
   1999 .........................................     1.40%      109,519    11.536586       1,263,475      5.22%       -3.71%
   1998 .........................................     1.40%      114,509    11.981662       1,372,008      5.25%        7.38%

Gartmore GVIT Money Market Fund - Class I
   2002 .........................................     1.40%    1,449,943    12.226928      17,728,349      1.16%       -0.21%
   2001 .........................................     1.40%    1,627,401    12.252106      19,939,090      3.48%        2.15%
   2000 .........................................     1.40%      689,311    11.994815       8,268,158      5.56%        4.55%
   1999 .........................................     1.40%      698,371    11.472786       8,012,261      4.66%        3.38%
   1998 .........................................     1.40%      479,571    11.097664       5,322,118      4.90%        3.80%
                                                                                         ------------
2002 Contract owners' equity ........................................................    $320,982,673
                                                                                         ============

2001 Contract owners' equity ........................................................    $430,041,192
                                                                                         ============

2000 Contract owners' equity ........................................................    $475,865,955
                                                                                         ============

1999 Contract owners' equity ........................................................    $359,936,079
                                                                                         ============

1998 Contract owners' equity ........................................................    $210,468,889
                                                                                         ============

* This represents the annualized contract expense rate of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying fund portfolios and charges made directly to contract owner accounts through the redemption of units.

** This represents the dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by average net assets. The ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

*** This represents the total return for the period indicated and includes a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the Account. The total return is calculated for the period indicated or from the effective date through the end of the period.

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                                       22

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                           Independent Auditors' Report

The Board of Directors of Nationwide Life Insurance Company and
   Contract Owners of Nationwide Variable Account-6:

     We have audited the accompanying statement of assets, liabilities and contract owners' equity of Nationwide Variable Account-6 (comprised of the sub-accounts listed in note 1(b)) (collectively, "the Account") as of December 31, 2002, and the related statements of operations and changes in contract owners' equity, and the financial highlights for each of the periods indicated herein. These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

     We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2002, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Account as of December 31, 2002, and the results of its operations, changes in contract owners' equity, and financial highlights for each of the periods indicated herein, in conformity with accounting principles generally accepted in the United States of America.

KPMG LLP
Columbus, Ohio
February 20, 2003

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NATIONWIDE LIFE INSURANCE COMPANY
HOME OFFICE: ONE NATIONWIDE PLAZA . COLUMBUS, OHIO 43215-2220

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Nationwide(R) is a registered federal service mark of Nationwide Mutual
Insurance Company